Shareholder Report, Holdings (Details) - C000060325	Dec. 31, 2025
FR_932493KY4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
FR_11506KFF3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
FR_98267VCM3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
FR_84131TBT8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
FR_469466FG6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
FR_494782KL8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
FR_16772PEP7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
FR_45470YEN7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
FR_84136HCT8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
FR_74440DGL2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	26.50%
A/A
Holdings [Line Items]
Percent of Net Asset Value	37.20%
BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	18.00%
BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	4.60%
B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Not Rated
Holdings [Line Items]
Percent of Net Asset Value	12.00%
0-1 year
Holdings [Line Items]
Percent of Total Investments	15.60%
1-3 years
Holdings [Line Items]
Percent of Total Investments	11.00%
3-5 years
Holdings [Line Items]
Percent of Total Investments	15.40%
5-10 years
Holdings [Line Items]
Percent of Total Investments	36.20%
10-20 years
Holdings [Line Items]
Percent of Total Investments	16.40%
20-30 years
Holdings [Line Items]
Percent of Total Investments	5.10%
30+ years
Holdings [Line Items]
Percent of Total Investments	0.30%